ATA Creativity Global ("Parent Company") - Condensed Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Financial Statements Captions [Line Items]
Net cash used in operating activities	¥ (15,838,770)	$ (2,264,912)	¥ (3,345,170)	¥ 8,751,473
Cash flows from investing activities:
Net cash (used in) provided by investing activities	48,705,230	6,964,755	(20,256,729)	(3,966,486)
Cash flows from financing activities:
Cash received for exercise of share options	366,694	52,437		471,765
Net cash provided by (used in) financing activities	16,341,014	2,336,734	(93,699)	403,439
Effect of foreign exchange rate changes on cash	(495,182)	(70,811)	52,361	(1,393)
Net increase (decrease) in cash and cash equivalents	48,712,293	6,965,766	(23,643,237)	5,187,033
Cash and cash equivalents at beginning of year	36,523,995	5,222,862	60,167,232	54,980,199
Cash and cash equivalents at end of year	85,236,288	12,188,627	36,523,995	60,167,232
ATA Creativity Global
Condensed Financial Statements Captions [Line Items]
Net cash used in operating activities	(5,010,733)	(716,525)	(3,887,093)	(1,637,065)
Cash flows from investing activities:
Cash received from subsidiaries	5,011,346	716,612	9,934,336	2,546,883
Cash lent to subsidiaries	(3,896,505)	(557,193)	(2,540,662)	(1,437,720)
Net cash (used in) provided by investing activities	1,114,841	159,419	7,393,674	1,109,163
Cash flows from financing activities:
Cash received for exercise of share options	366,694	52,437		471,765
Net cash provided by (used in) financing activities	366,694	52,437		471,765
Effect of foreign exchange rate changes on cash	(21,799)	(3,117)	33,704	25,418
Net increase (decrease) in cash and cash equivalents	(3,550,997)	(507,786)	3,540,285	(30,719)
Cash and cash equivalents at beginning of year	4,608,462	659,001	1,068,177	1,098,896
Cash and cash equivalents at end of year	¥ 1,057,465	$ 151,215	¥ 4,608,462	¥ 1,068,177